Investment	9 Months Ended
Sep. 30, 2024
Investment
Investment

4.    Investment

Boumarang License Agreement — On August 6, 2024, the Company entered into a License Agreement (the “Agreement”) with Boumarang Inc. (“Boumarang”), a developer, manufacturer, and seller of hydrogen-powered UAV and USV drones.

Pursuant to the Agreement, the Company agreed to grant a non-exclusive license to Boumarang to exploit certain of the Company’s patents for the purpose of producing, selling, marketing, and distributing drones. As consideration for the grant of the non-exclusive license, Boumarang agreed to pay the Company a non-refundable license fee of $5,000,000 in the form of a prepaid warrant issued by Boumarang to the Company for 5,000,000 shares of common stock of Boumarang at $1.00 per share (the “Prepaid Warrant”).

The Prepaid Warrant may be exercised in whole or in part at any time prior to the tenth annual anniversary of the issuance date of the Prepaid Warrant. No additional exercise price must be paid by the Company to exercise any portion of the Prepaid Warrant. The Prepaid Warrant also provides that the Company will receive any dividends declared by Boumarang that it would have been entitled to had the Prepaid Warrant been fully exercised, even if the Prepaid Warrant has not been exercised as of such time the distribution is made. Boumarang agreed to reserve a number a sufficient number of shares at all times to allow the Company to fully exercise the Prepaid Warrant. The Prepaid Warrant has certain anti-dilution protections, whereby the number of shares issuable upon the exercise of the Prepaid Warrant will proportionately adjust in the case of a stock-split or stock dividend of Boumarang’s common stock.

The investment in Boumarang was recorded in accordance with ASC 321, Investments – Equity Securities (“ASC 321”). Under this guidance, investments in equity securities in privately-held companies without readily determinable fair values are generally recorded at cost, plus or minus subsequent observable price changes in identical or similar investments, less impairments. The Company elected the practical expedient permitted by ASC 321 and recorded the above investment on a cost basis. As a part of the assessment for impairment indicators, the Company considers significant deterioration in the earnings performance and overall business prospects of the investee as well as significant adverse changes in the external environment the investment operate. If qualitative assessment indicates the investment is impaired, the fair value of the Prepaid Warrants would be estimated, which would involve a significant degree of judgement and subjectivity.

The Company qualitatively assessed the investment for impairment in accordance with ASC 321. As of September 30, 2024, the Company determined that there was no impairment for the investment.

Boumarang Subscription Agreement — On August 6, 2024, Trust Stamp executed a Subscription Agreement with Boumarang to participate in a Regulation D offering being conducted by Boumarang, subscribing for 100,000 shares of Boumarang’s common stock at a price per share of $1.00. The Company made the $100,000 subscription payment on August 6, 2024.